Note 6 - Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-	$-
Software	5	6,588,516	6,588,516	-	-
Internally generated software	4	77,249,770	37,331,510	39,918,260	6,433,656
Trademark	Indefinite	376,000	-	376,000	60,600
Balance at December 31, 2014		¥120,484,289	¥80,190,029	¥40,294,260	$6,494,256
	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-
Software	5	6,588,516	6,588,516	-
Internally generated software	4	66,791,484	33,565,677	33,225,807
Trademark	Indefinite	376,000	-	376,000
Balance at December 31, 2013		¥110,026,003	¥76,424,196	¥33,601,807

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
	Chinese Yuan (Renminbi)	U.S. Dollars
For the years ending December 31,
2015	¥7,623,993	$1,228,765
2016	10,602,879	1,708,874
2017	9,037,932	1,456,650
2018	8,435,765	1,359,599
2019	4,217,691	679,768
Thereafter	-	-